As filed with the Securities and Exchange Commission on April 12, 1999

                                                       Registration No. 33-74190

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                -----------------
                                    FORM S-6
                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2


                         Post-Effective Amendment No. 9
                                -----------------
                        SECURITY LIFE SEPARATE ACCOUNT L1
                              (Exact Name of Trust)



                    SECURITY LIFE OF DENVER INSURANCE COMPANY
                               (Name of Depositor)
                                  1290 Broadway
                           Denver, Colorado 80203-5699
              (Address of Depositor's Principal Executive Offices)



                                                Copy to:
GARY W. WAGGONER, ESQ.                          KIMBERLY J. SMITH, ESQ.
Security Life of Denver Insurance Company       Sutherland Asbill & Brennan LLP
1290 Broadway                                   1275 Pennsylvania Avenue, NW
Denver, Colorado 80203-5699                     Washington, D.C. 20004-2415
                                                (202) 383-0314

(Name and Address of Agent for Service)


                          ----------------------------


It is proposed that this filing will become effective:

         ____   on April 15, 1999 pursuant to paragraph (a) of Rule 485
         ____   60 days after filing pursuant to paragraph (a) of Rule 485
           X    on May 1, 1999 pursuant to paragraph (b) of Rule 485
         ----
         ____   immediately upon filing pursuant to paragraph (b) of Rule 485
           X    this post-effective amendment designates a new effective date
         ----       for a previously filed post-effective amendment


Title of securities being registered: Variable life insurance policies.